Share-based payments - Additional information (Details)		12 Months Ended
	May 27, 2020 USD ($) $ / shares	Aug. 31, 2020 CAD ($) USD ($)	Aug. 31, 2019 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding		516,216
Share-based compensation expense		$ 739,961
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	162,162
Exercise price | $ / shares	$ 2.775
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	354,054
Exercise price | $ / shares	$ 3.70
Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiration period	5 years
Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiration period	10 years